S000034126 [Member] Expense Example - TCW METWEST UNCONSTRAINED BOND FUND	Mar. 31, 2026 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,281
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	917
Plan Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Class I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	5,762
Expense Example, with Redemption, 5 Years	5,769
Expense Example, with Redemption, 10 Years	$ 5,769